Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000030518
Account Value [Line Items]
Line Graph and Table Measure Name	North Country Large Cap Equity Fund
Account Value	$ 31,352	$ 28,040	$ 21,676	$ 21,290	$ 22,467	$ 16,649	$ 13,985	$ 13,872	$ 11,684	$ 10,004	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	$ 29,540	$ 23,045	$ 22,391	$ 22,458	$ 16,005	$ 14,184	$ 13,667	$ 11,948	$ 10,172	$ 10,000